Dec. 04, 2015
CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Supplement to the currently effective Prospectus for the above-listed Funds:

The following is hereby added immediately after the "Income Risk" subsection in the "Summary Information - Principal Investment Risks" sections of the Prospectus for the Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF and Guggenheim BulletShares 2022 High Yield Corporate Bond ETF.

Rule 144A Securities Risk. The Fund may invest a significant portion of its assets in securities offered pursuant to Rule 144A under the Securities Act of 1933, as amended, which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

The following is hereby added immediately after the the first sentence in the "Liquidity and Valuation Risk" subsection in the "Summary Information - Principal Investment Risks" sections of the Prospectus for the Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF and Guggenheim BulletShares 2022 High Yield Corporate Bond ETF.

In particular, Rule 144A securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer.